Available-for-Sale Securities - Additional Information (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2019 USD ($)
Investments, Debt and Equity Securities [Abstract]
Total amount of Available-for-sale securities sold	$ 101,287